Leases - Summary of Roll-forward of Lease Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Leases [Abstract]
Beginning balance	€ 537	€ 558
Increases	89	25
Payments	(104)	(105)
Interest expense	31	36	€ 38
Decreases	(9)	0
Exchange differences	(46)	23
Ending balance	498	537	558
Interest paid	31	36
Payments of lease liabilities, classified as financing activities	€ 73	€ 69	€ 66